LVIP JPMorgan High Yield Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.27%
DISH Network Corp. 3.38% exercise price $3.37, maturity date 8/15/26	1,404,000	$873,990
=Ω@Gulfport Energy Corp. 10.00% exercise price $10.00	71	812,037
Liberty Interactive LLC
3.75% exercise price $3.75, maturity date 2/15/30	128,597	51,439
4.00% exercise price $4.00, maturity date 11/15/29	173,999	70,905
Total Convertible Bonds (Cost $1,601,580)		1,808,371
CORPORATE BONDS–88.89%
Advertising–1.09%
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27	2,121,000	1,999,329
7.50% 6/1/29	1,832,000	1,515,140
7.75% 4/15/28	1,245,000	1,090,371
9.00% 9/15/28	485,000	505,183
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% 1/15/29	107,000	96,940
4.63% 3/15/30	287,000	257,390
5.00% 8/15/27	155,000	149,181
7.38% 2/15/31	398,000	416,875
Stagwell Global LLC 5.63% 8/15/29	1,285,000	1,166,918
		7,197,327
Aerospace & Defense–0.81%
Bombardier, Inc.
7.25% 7/1/31	514,000	515,047
7.88% 4/15/27	1,130,000	1,130,790
8.75% 11/15/30	458,000	489,042
Spirit AeroSystems, Inc. 9.38% 11/30/29	618,000	674,106
TransDigm, Inc.
6.38% 3/1/29	1,344,000	1,348,184
6.63% 3/1/32	836,000	844,603
Triumph Group, Inc. 9.00% 3/15/28	359,000	378,469
		5,380,241
Airlines–0.89%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26	1,863,260	1,850,571
5.75% 4/20/29	1,399,000	1,375,154
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	1,135,875	1,142,141
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
United Airlines, Inc. 4.38% 4/15/26	1,106,000	$1,069,213
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50% 6/1/28	493,000	419,204
		5,856,283
Apparel–0.05%
Hanesbrands, Inc. 9.00% 2/15/31	316,000	324,673
		324,673
Auto Manufacturers–2.90%
Allison Transmission, Inc.
3.75% 1/30/31	662,000	577,609
5.88% 6/1/29	375,000	371,291
Ford Motor Credit Co. LLC
2.70% 8/10/26	376,000	350,483
2.90% 2/10/29	220,000	193,975
3.38% 11/13/25	1,003,000	964,956
3.82% 11/2/27	871,000	815,948
4.00% 11/13/30	907,000	809,817
4.13% 8/4/25	450,000	439,792
4.13% 8/17/27	2,028,000	1,924,413
4.27% 1/9/27	1,560,000	1,500,660
4.39% 1/8/26	725,000	707,153
4.54% 8/1/26	3,515,000	3,412,071
4.69% 6/9/25	1,315,000	1,297,614
5.13% 6/16/25	2,058,000	2,039,594
6.80% 5/12/28	636,000	660,733
6.95% 3/6/26	435,000	443,289
6.95% 6/10/26	541,000	552,753
7.20% 6/10/30	316,000	335,393
PM General Purchaser LLC 9.50% 10/1/28	1,096,000	1,118,684
Wabash National Corp. 4.50% 10/15/28	731,000	670,354
		19,186,582
Auto Parts & Equipment–4.06%
Adient Global Holdings Ltd.
4.88% 8/15/26	1,120,000	1,091,867
7.00% 4/15/28	805,000	822,550
8.25% 4/15/31	1,036,000	1,093,227
Allison Transmission, Inc. 4.75% 10/1/27	2,926,000	2,815,853
American Axle & Manufacturing, Inc.
5.00% 10/1/29	658,000	592,638
6.25% 3/15/26	210,000	208,271
6.50% 4/1/27	1,097,000	1,093,278
6.88% 7/1/28	1,579,000	1,573,456
Clarios Global LP 6.75% 5/15/25	1,383,000	1,384,231
LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Clarios Global LP/Clarios U.S. Finance Co.
6.25% 5/15/26	1,280,000	$1,279,351
6.75% 5/15/28	711,000	720,689
8.50% 5/15/27	2,340,000	2,343,539
@Cooper-Standard Automotive, Inc.
5.63% 5/15/27	2,805,805	2,100,501
13.50% 3/31/27	4,565,321	4,931,277
Dana, Inc. 5.38% 11/15/27	1,065,000	1,041,827
Dornoch Debt Merger Sub, Inc. 6.63% 10/15/29	1,450,000	1,288,496
Goodyear Tire & Rubber Co.
5.00% 7/15/29	1,042,000	972,837
5.25% 4/30/31	439,000	403,090
5.25% 7/15/31	1,191,000	1,085,699
		26,842,677
Banks–0.71%
μBank of America Corp.
6.10% 3/17/25	1,396,000	1,399,857
6.25% 9/5/24	845,000	845,962
μBarclays PLC 8.00% 6/15/24	996,000	993,389
μCitigroup, Inc.
5.95% 5/15/25	370,000	369,444
6.25% 8/15/26	1,070,000	1,072,748
		4,681,400
Beverages–0.24%
Triton Water Holdings, Inc. 6.25% 4/1/29	1,761,000	1,603,945
		1,603,945
Biotechnology–0.08%
Emergent BioSolutions, Inc. 3.88% 8/15/28	1,130,000	531,795
		531,795
Building Materials–2.02%
Boise Cascade Co. 4.88% 7/1/30	190,000	176,270
Builders FirstSource, Inc.
4.25% 2/1/32	1,259,000	1,129,159
6.38% 6/15/32	864,000	876,775
6.38% 3/1/34	520,000	522,147
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63% 12/15/30	2,255,000	2,276,632
Griffon Corp. 5.75% 3/1/28	1,695,000	1,659,789
JELD-WEN, Inc. 4.88% 12/15/27	1,200,000	1,148,172
Knife River Corp. 7.75% 5/1/31	330,000	345,459
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Masonite International Corp. 5.38% 2/1/28	196,000	$196,263
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75% 4/1/32	519,000	520,774
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	784,000	721,517
Standard Industries, Inc.
3.38% 1/15/31	315,000	264,116
4.75% 1/15/28	2,346,000	2,238,979
5.00% 2/15/27	445,000	431,662
Summit Materials LLC/Summit Materials Finance Corp.
5.25% 1/15/29	554,000	539,838
7.25% 1/15/31	287,000	298,304
		13,345,856
Chemicals–2.26%
Avient Corp. 7.13% 8/1/30	247,000	253,251
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31	265,000	275,655
Axalta Coating Systems LLC 3.38% 2/15/29	713,000	638,040
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	2,024,000	1,953,534
Chemours Co.
4.63% 11/15/29	190,000	163,793
5.75% 11/15/28	1,958,000	1,805,469
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	764,960
Element Solutions, Inc. 3.88% 9/1/28	1,260,000	1,155,860
INEOS Finance PLC
6.75% 5/15/28	500,000	493,675
7.50% 4/15/29	1,067,000	1,070,289
INEOS Quattro Finance 2 PLC 9.63% 3/15/29	592,000	637,795
NOVA Chemicals Corp.
4.25% 5/15/29	2,314,000	1,981,787
5.25% 6/1/27	366,000	344,698
8.50% 11/15/28	459,000	488,545
9.00% 2/15/30	493,000	508,658
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13% 4/1/29	1,457,000	422,530
5.38% 9/1/25	370,000	292,719
WR Grace Holdings LLC
4.88% 6/15/27	1,390,000	1,321,030
5.63% 8/15/29	396,000	354,376
		14,926,664
LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–4.58%
ADT Security Corp.
4.13% 8/1/29	1,056,000	$967,477
4.88% 7/15/32	1,600,000	1,448,241
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63% 7/15/26	154,000	153,899
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63% 6/1/28	555,000	506,810
4.63% 6/1/28	863,000	784,438
APi Group DE, Inc.
4.13% 7/15/29	625,000	563,114
4.75% 10/15/29	527,000	485,700
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75% 4/1/28	850,000	786,137
5.38% 3/1/29	1,098,000	1,023,326
5.75% 7/15/27	512,000	495,591
5.75% 7/15/27	760,000	730,300
8.00% 2/15/31	910,000	908,520
Block, Inc.
2.75% 6/1/26	75,000	70,536
3.50% 6/1/31	793,000	690,183
Brink's Co. 4.63% 10/15/27	1,443,000	1,370,082
CoreCivic, Inc. 8.25% 4/15/29	1,190,000	1,244,716
EquipmentShare.com, Inc. 9.00% 5/15/28	1,367,000	1,407,999
Garda World Security Corp.
6.00% 6/1/29	929,000	831,496
9.50% 11/1/27	1,285,000	1,288,092
GEO Group, Inc. 10.50% 6/30/28	420,000	427,875
Herc Holdings, Inc. 5.50% 7/15/27	1,562,000	1,534,179
Hertz Corp.
4.63% 12/1/26	1,054,000	956,546
5.00% 12/1/29	2,356,000	1,820,638
5.50% 10/15/24	656,000	21,320
6.00% 1/15/28	2,613,000	235,170
7.13% 8/1/26	805,000	72,450
NESCO Holdings II, Inc. 5.50% 4/15/29	578,000	546,847
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	1,850,000	1,699,269
5.75% 4/15/26	1,132,000	1,128,698
Service Corp. International 7.50% 4/1/27	380,000	393,714
TriNet Group, Inc. 7.13% 8/15/31	599,000	614,630
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
United Rentals North America, Inc.
4.88% 1/15/28	200,000	$194,631
5.25% 1/15/30	1,905,000	1,858,161
5.50% 5/15/27	385,000	383,862
6.13% 3/15/34	686,000	686,853
Valvoline, Inc. 4.25% 2/15/30	570,000	568,709
Wand NewCo 3, Inc. 7.63% 1/30/32	625,000	646,392
Williams Scotsman, Inc. 7.38% 10/1/31	714,000	742,099
		30,288,700
Computers–0.91%
Ahead DB Holdings LLC 6.63% 5/1/28	970,000	877,850
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,305,000	1,180,991
NCR Atleos Corp. 9.50% 4/1/29	998,000	1,067,470
NCR Voyix Corp.
5.00% 10/1/28	366,000	341,175
5.13% 4/15/29	1,366,000	1,266,901
5.25% 10/1/30	38,000	34,381
Presidio Holdings, Inc. 4.88% 2/1/27	505,000	489,815
Seagate HDD Cayman
8.25% 12/15/29	578,000	621,040
8.50% 7/15/31	144,000	155,616
		6,035,239
Cosmetics & Personal Care–0.31%
Coty, Inc. 5.00% 4/15/26	330,000	325,077
Edgewell Personal Care Co.
4.13% 4/1/29	450,000	412,909
5.50% 6/1/28	1,360,000	1,329,388
		2,067,374
Distribution/Wholesale–0.18%
Ritchie Bros Holdings, Inc.
6.75% 3/15/28	362,000	369,257
7.75% 3/15/31	223,000	233,312
‡Wesco Aircraft Holdings, Inc.
8.50% 11/15/24	120,000	38,400
9.00% 11/15/26	2,030,000	507,500
13.13% 11/15/27	365,000	10,950
		1,159,419
Diversified Financial Services–1.39%
Coinbase Global, Inc.
3.38% 10/1/28	320,000	274,182
3.63% 10/1/31	320,000	258,419
LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
•ILFC E-Capital Trust I 7.14% (TSFR03M + 1.81%) 12/21/65	640,000	$499,894
•ILFC E-Capital Trust II 7.39% (TSFR03M + 2.06%) 12/21/65	1,566,000	1,249,727
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	640,000	580,660
5.50% 8/15/28	644,000	616,360
5.75% 11/15/31	1,050,000	968,469
7.13% 2/1/32	492,000	488,631
OneMain Finance Corp.
3.50% 1/15/27	305,000	283,132
4.00% 9/15/30	340,000	290,988
5.38% 11/15/29	200,000	188,042
6.63% 1/15/28	410,000	411,317
6.88% 3/15/25	785,000	793,207
7.13% 3/15/26	597,000	607,833
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.88% 10/15/26	704,000	650,442
3.63% 3/1/29	1,062,000	955,317
4.00% 10/15/33	126,000	106,733
		9,223,353
Electric–1.42%
Calpine Corp.
4.63% 2/1/29	901,000	833,890
5.00% 2/1/31	557,000	510,935
NextEra Energy Operating Partners LP 4.25% 9/15/24	89,000	85,885
NRG Energy, Inc.
3.38% 2/15/29	605,000	537,498
3.63% 2/15/31	411,000	354,676
3.88% 2/15/32	56,000	47,988
5.25% 6/15/29	1,020,000	975,134
5.75% 1/15/28	143,000	142,209
6.63% 1/15/27	563,000	563,281
7.00% 3/15/33	494,000	527,126
PG&E Corp. 5.00% 7/1/28	803,000	773,338
Pike Corp.
5.50% 9/1/28	641,000	613,530
8.63% 1/31/31	244,000	259,291
μVistra Corp. 7.00% 12/15/26	975,000	965,392
Vistra Operations Co. LLC
4.38% 5/1/29	301,000	278,842
5.00% 7/31/27	280,000	271,131
5.63% 2/15/27	352,000	346,598
7.75% 10/15/31	1,255,000	1,314,336
		9,401,080
Electrical Components & Equipment–1.36%
Energizer Holdings, Inc.
4.38% 3/31/29	2,258,000	2,023,311
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electrical Components & Equipment (continued)
Energizer Holdings, Inc. (continued)
4.75% 6/15/28	1,797,000	$1,664,379
6.50% 12/31/27	509,000	506,250
WESCO Distribution, Inc.
6.38% 3/15/29	1,288,000	1,301,242
6.63% 3/15/32	480,000	487,770
7.13% 6/15/25	1,152,000	1,152,747
7.25% 6/15/28	1,847,000	1,885,671
		9,021,370
Electronics–1.04%
Coherent Corp. 5.00% 12/15/29	2,342,000	2,205,800
Imola Merger Corp. 4.75% 5/15/29	2,768,000	2,595,417
Sensata Technologies BV
4.00% 4/15/29	1,372,000	1,252,756
5.00% 10/1/25	391,000	386,206
Sensata Technologies, Inc. 3.75% 2/15/31	546,000	472,291
		6,912,470
Engineering & Construction–0.85%
Dycom Industries, Inc. 4.50% 4/15/29	1,264,000	1,181,550
Global Infrastructure Solutions, Inc.
5.63% 6/1/29	1,318,000	1,208,502
7.50% 4/15/32	655,000	640,765
MasTec, Inc. 4.50% 8/15/28	1,940,000	1,844,694
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28	841,000	777,503
		5,653,014
Entertainment–2.91%
Boyne USA, Inc. 4.75% 5/15/29	999,000	926,045
Caesars Entertainment, Inc.
4.63% 10/15/29	810,000	738,615
6.50% 2/15/32	744,000	750,552
8.13% 7/1/27	1,316,000	1,347,796
Cedar Fair LP 5.25% 7/15/29	470,000	445,527
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38% 4/15/27	580,000	571,332
Cinemark USA, Inc.
5.25% 7/15/28	685,000	648,457
8.75% 5/1/25	244,000	244,610
International Game Technology PLC 6.50% 2/15/25	326,000	327,074
LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Live Nation Entertainment, Inc.
3.75% 1/15/28	579,000	$535,660
4.75% 10/15/27	1,205,000	1,150,567
4.88% 11/1/24	749,000	743,978
5.63% 3/15/26	1,632,000	1,614,106
6.50% 5/15/27	2,710,000	2,739,618
Six Flags Entertainment Corp.
5.50% 4/15/27	71,000	69,354
7.25% 5/15/31	235,000	238,081
Six Flags Theme Parks, Inc. 7.00% 7/1/25	572,000	572,825
Vail Resorts, Inc. 6.25% 5/15/25	2,281,000	2,281,602
WMG Acquisition Corp. 3.75% 12/1/29	1,662,000	1,489,267
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/1/29	1,660,000	1,572,602
7.13% 2/15/31	244,000	252,515
		19,260,183
Environmental Control–0.93%
GFL Environmental, Inc.
3.75% 8/1/25	961,000	935,969
4.00% 8/1/28	1,155,000	1,064,539
4.38% 8/15/29	555,000	511,306
4.75% 6/15/29	684,000	643,261
6.75% 1/15/31	369,000	378,156
Madison IAQ LLC
4.13% 6/30/28	693,000	640,955
5.88% 6/30/29	1,290,000	1,180,195
Stericycle, Inc. 3.88% 1/15/29	893,000	809,426
		6,163,807
Food–2.02%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26	839,000	800,088
3.50% 3/15/29	1,426,000	1,279,956
4.63% 1/15/27	1,687,000	1,632,669
5.88% 2/15/28	834,000	825,694
B&G Foods, Inc. 5.25% 4/1/25	519,000	516,111
Lamb Weston Holdings, Inc. 4.13% 1/31/30	991,000	903,596
New Albertsons LP
6.63% 6/1/28	569,000	557,620
7.75% 6/15/26	672,000	685,615
Performance Food Group, Inc.
4.25% 8/1/29	1,190,000	1,090,531
5.50% 10/15/27	1,239,000	1,216,278
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Performance Food Group, Inc. (continued)
6.88% 5/1/25	195,000	$194,996
Post Holdings, Inc.
4.63% 4/15/30	250,000	229,502
5.50% 12/15/29	398,000	384,608
5.63% 1/15/28	1,644,000	1,615,092
6.25% 2/15/32	341,000	343,485
U.S. Foods, Inc.
4.63% 6/1/30	620,000	575,167
4.75% 2/15/29	260,000	246,806
6.88% 9/15/28	293,000	299,931
		13,397,745
Food Service–0.13%
Aramark Services, Inc. 5.00% 2/1/28	917,000	885,064
		885,064
Gas–0.29%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50% 5/20/25	680,000	680,268
5.75% 5/20/27	520,000	507,918
5.88% 8/20/26	220,000	219,636
9.38% 6/1/28	501,000	518,790
		1,926,612
Hand Machine Tools–0.42%
Regal Rexnord Corp.
6.05% 2/15/26	535,000	537,763
6.05% 4/15/28	1,090,000	1,105,002
6.30% 2/15/30	462,000	472,953
6.40% 4/15/33	647,000	671,021
		2,786,739
Health Care Products–1.13%
Avantor Funding, Inc. 4.63% 7/15/28	1,910,000	1,809,943
Hologic, Inc. 3.25% 2/15/29	1,486,000	1,331,742
Medline Borrower LP
3.88% 4/1/29	2,659,000	2,420,239
5.25% 10/1/29	1,181,000	1,116,244
Medline Borrower LP/Medline Co.-Issuer, Inc. 6.25% 4/1/29	823,000	826,685
		7,504,853
Health Care Services–4.51%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	457,000	434,240
5.50% 7/1/28	915,000	890,740
AHP Health Partners, Inc. 5.75% 7/15/29	893,000	812,631
LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Catalent Pharma Solutions, Inc.
3.13% 2/15/29	211,000	$201,627
5.00% 7/15/27	147,000	144,754
Centene Corp. 4.63% 12/15/29	3,752,000	3,562,071
CHS/Community Health Systems, Inc.
4.75% 2/15/31	685,000	528,647
5.25% 5/15/30	1,586,000	1,293,244
5.63% 3/15/27	944,000	868,858
6.00% 1/15/29	435,000	380,015
6.13% 4/1/30	381,000	274,744
8.00% 3/15/26	2,598,000	2,592,755
DaVita, Inc.
3.75% 2/15/31	2,401,000	2,010,266
4.63% 6/1/30	1,495,000	1,338,449
Encompass Health Corp.
4.50% 2/1/28	2,506,000	2,386,765
4.63% 4/1/31	360,000	327,312
4.75% 2/1/30	879,000	823,586
Global Medical Response, Inc. 6.50% 10/1/25	940,000	893,045
IQVIA, Inc.
5.00% 10/15/26	1,826,000	1,786,719
5.00% 5/15/27	259,000	252,894
Radiology Partners, Inc.
8.50% 1/31/29	380,976	353,469
9.78% 2/15/30	867,607	698,424
Surgery Center Holdings, Inc. 7.25% 4/15/32	737,000	742,723
Tenet Healthcare Corp.
4.25% 6/1/29	323,000	300,235
5.13% 11/1/27	2,871,000	2,808,205
6.13% 6/15/30	1,008,000	1,005,688
6.25% 2/1/27	1,000,000	999,653
6.75% 5/15/31	1,096,000	1,115,980
		29,827,739
Home Furnishings–0.33%
Tempur Sealy International, Inc.
3.88% 10/15/31	473,000	401,675
4.00% 4/15/29	1,967,000	1,785,072
		2,186,747
Household Products Wares–0.86%
ACCO Brands Corp. 4.25% 3/15/29	2,130,000	1,917,398
Central Garden & Pet Co.
4.13% 10/15/30	651,000	584,011
5.13% 2/1/28	2,367,000	2,294,793
Spectrum Brands, Inc.
3.88% 3/15/31	357,000	343,886
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares (continued)
Spectrum Brands, Inc. (continued)
5.00% 10/1/29	572,000	$560,586
		5,700,674
Housewares–1.18%
CD&R Smokey Buyer, Inc. 6.75% 7/15/25	1,728,000	1,712,090
Newell Brands, Inc.
5.70% 4/1/26	1,812,000	1,779,698
6.38% 9/15/27	346,000	340,256
6.63% 9/15/29	301,000	294,253
6.88% 4/1/36	250,000	220,634
Scotts Miracle-Gro Co.
4.00% 4/1/31	1,119,000	964,952
4.38% 2/1/32	819,000	706,091
4.50% 10/15/29	1,984,000	1,795,507
		7,813,481
Internet–0.74%
Arches Buyer, Inc.
4.25% 6/1/28	744,000	654,783
6.13% 12/1/28	423,000	354,336
Millennium Escrow Corp. 6.63% 8/1/26	385,000	227,652
Shutterfly Finance LLC
@8.50% 10/1/27	1,813,593	1,432,738
9.75% 10/1/27	294,083	294,083
Uber Technologies, Inc.
4.50% 8/15/29	1,164,000	1,104,424
7.50% 9/15/27	810,000	829,446
		4,897,462
Iron & Steel–0.87%
ATI, Inc.
4.88% 10/1/29	415,000	390,513
5.13% 10/1/31	310,000	287,190
5.88% 12/1/27	565,000	556,325
7.25% 8/15/30	507,000	524,047
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	1,124,000	1,130,321
Carpenter Technology Corp.
6.38% 7/15/28	763,000	761,714
7.63% 3/15/30	223,000	230,058
Cleveland-Cliffs, Inc.
4.63% 3/1/29	908,000	846,441
4.88% 3/1/31	443,000	401,350
6.75% 4/15/30	535,000	536,556
U.S. Steel Corp. 6.88% 3/1/29	109,000	110,046
		5,774,561
Leisure Time–1.57%
Acushnet Co. 7.38% 10/15/28	243,000	251,814
Amer Sports Co. 6.75% 2/16/31	619,000	617,425
LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time (continued)
Carnival Corp.
4.00% 8/1/28	921,000	$857,907
5.75% 3/1/27	1,073,000	1,061,986
6.00% 5/1/29	372,000	367,056
7.00% 8/15/29	357,000	372,346
Carnival Holdings Bermuda Ltd. 10.38% 5/1/28	1,119,000	1,220,671
Royal Caribbean Cruises Ltd.
6.25% 3/15/32	645,000	650,134
7.25% 1/15/30	603,000	626,506
8.25% 1/15/29	1,537,000	1,627,131
9.25% 1/15/29	790,000	847,327
Vista Outdoor, Inc. 4.50% 3/15/29	1,876,000	1,879,466
		10,379,769
Lodging–1.28%
Hilton Domestic Operating Co., Inc.
3.75% 5/1/29	335,000	307,323
4.00% 5/1/31	201,000	179,647
4.88% 1/15/30	722,000	692,254
5.75% 5/1/28	659,000	658,020
5.88% 4/1/29	339,000	339,562
6.13% 4/1/32	339,000	340,442
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	378,000	371,625
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	333,000	304,613
4.75% 1/15/28	45,000	42,176
MGM Resorts International
4.63% 9/1/26	1,102,000	1,078,037
5.50% 4/15/27	1,266,000	1,254,790
5.75% 6/15/25	680,000	679,195
6.50% 4/15/32	692,000	689,712
Station Casinos LLC 4.50% 2/15/28	1,635,000	1,540,227
		8,477,623
Machinery Construction & Mining–0.33%
BWX Technologies, Inc.
4.13% 6/30/28	796,000	742,122
4.13% 4/15/29	496,000	457,657
Terex Corp. 5.00% 5/15/29	1,057,000	997,901
		2,197,680
Machinery Diversified–0.30%
ATS Corp. 4.13% 12/15/28	321,000	294,228
Chart Industries, Inc.
7.50% 1/1/30	870,000	903,448
9.50% 1/1/31	148,000	161,169
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
Esab Corp. 6.25% 4/15/29	595,000	$597,786
		1,956,631
Media–11.69%
Altice Financing SA 5.75% 8/15/29	1,129,000	904,601
‡Audacy Capital Corp. 6.50% 5/1/27	2,481,000	80,632
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	3,434,000	2,804,375
4.50% 8/15/30	3,433,000	2,877,016
4.50% 5/1/32	845,000	679,037
4.75% 3/1/30	7,186,000	6,170,192
4.75% 2/1/32	232,000	189,341
5.00% 2/1/28	4,603,000	4,284,956
5.13% 5/1/27	3,876,000	3,692,942
5.38% 6/1/29	2,320,000	2,123,839
CSC Holdings LLC
4.50% 11/15/31	1,160,000	821,242
5.75% 1/15/30	2,085,000	1,103,743
6.50% 2/1/29	3,580,000	3,033,372
11.25% 5/15/28	461,000	456,825
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	1,358,000	1,284,717
DISH DBS Corp.
5.25% 12/1/26	3,935,000	3,098,453
5.75% 12/1/28	750,000	515,441
5.88% 11/15/24	8,522,000	8,165,137
7.75% 7/1/26	2,740,000	1,834,559
DISH Network Corp. 11.75% 11/15/27	2,911,000	2,971,930
Gannett Holdings LLC 6.00% 11/1/26	420,000	384,090
GCI LLC 4.75% 10/15/28	2,265,000	2,076,791
Gray Television, Inc.
4.75% 10/15/30	1,362,000	893,252
5.38% 11/15/31	572,000	375,071
7.00% 5/15/27	1,105,000	1,027,685
iHeartCommunications, Inc.
5.25% 8/15/27	723,000	526,196
6.38% 5/1/26	2,983,062	2,544,811
8.38% 5/1/27	3,095,299	1,729,114
Liberty Interactive LLC 8.25% 2/1/30	352,000	215,613
McGraw-Hill Education, Inc. 5.75% 8/1/28	595,000	560,465
Midcontinent Communications/Midcontinent Finance Corp. 5.38% 8/15/27	311,000	295,188
News Corp.
3.88% 5/15/29	865,000	791,001
5.13% 2/15/32	545,000	511,802
LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Nexstar Media, Inc.
4.75% 11/1/28	2,165,000	$1,972,671
5.63% 7/15/27	3,440,000	3,300,060
μParamount Global 6.25% 2/28/57	1,145,000	1,007,058
Scripps Escrow, Inc. 5.88% 7/15/27	682,000	570,643
Sinclair Television Group, Inc. 4.13% 12/1/30	855,000	622,748
Sirius XM Radio, Inc.
4.00% 7/15/28	2,415,000	2,209,414
4.13% 7/1/30	575,000	502,647
5.00% 8/1/27	2,024,000	1,947,255
5.50% 7/1/29	2,730,000	2,600,217
Sunrise FinCo I BV 4.88% 7/15/31	592,000	528,347
TEGNA, Inc. 5.00% 9/15/29	285,000	255,484
Univision Communications, Inc.
6.63% 6/1/27	195,000	190,717
7.38% 6/30/30	994,000	982,908
8.00% 8/15/28	1,233,000	1,256,132
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	421,603
		77,391,333
Mining–0.38%
Alcoa Nederland Holding BV
5.50% 12/15/27	789,000	781,224
7.13% 3/15/31	200,000	203,731
Kaiser Aluminum Corp. 4.50% 6/1/31	485,000	429,094
Novelis Corp.
3.88% 8/15/31	318,000	273,164
4.75% 1/30/30	890,000	821,134
		2,508,347
Miscellaneous Manufacturing–0.17%
Hillenbrand, Inc.
5.00% 9/15/26	155,000	152,247
6.25% 2/15/29	204,000	205,750
Trinity Industries, Inc. 7.75% 7/15/28	733,000	752,728
		1,110,725
Office Business Equipment–0.10%
Xerox Holdings Corp. 8.88% 11/30/29	657,000	669,327
		669,327
Oil & Gas–6.34%
Antero Resources Corp.
7.63% 2/1/29	205,000	210,547
8.38% 7/15/26	1,269,000	1,316,587
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00% 11/1/26	707,000	$708,769
8.25% 12/31/28	435,000	446,869
Baytex Energy Corp.
7.38% 3/15/32	700,000	707,146
8.50% 4/30/30	1,125,000	1,174,712
8.75% 4/1/27	1,280,000	1,336,000
California Resources Corp. 7.13% 2/1/26	1,307,000	1,314,694
Chesapeake Energy Corp.
5.50% 2/1/26	338,000	335,851
6.75% 4/15/29	2,899,000	2,930,060
Chord Energy Corp. 6.38% 6/1/26	1,389,000	1,394,794
Civitas Resources, Inc.
8.38% 7/1/28	1,033,000	1,087,451
8.63% 11/1/30	721,000	774,193
8.75% 7/1/31	724,000	774,723
CNX Resources Corp.
6.00% 1/15/29	405,000	396,529
7.38% 1/15/31	480,000	488,847
Comstock Resources, Inc.
5.88% 1/15/30	606,000	548,799
6.75% 3/1/29	2,610,000	2,489,007
Crescent Energy Finance LLC
7.63% 4/1/32	605,000	609,662
9.25% 2/15/28	1,608,000	1,697,865
Diamond Foreign Asset Co./Diamond Finance LLC 8.50% 10/1/30	904,000	954,089
Encino Acquisition Partners Holdings LLC 8.50% 5/1/28	1,680,000	1,698,262
Gulfport Energy Corp.
8.00% 5/17/26	334,336	339,315
8.00% 5/17/26	1,621,850	1,646,004
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	381,000	373,040
6.25% 11/1/28	2,000	1,998
6.25% 4/15/32	317,000	312,624
Matador Resources Co. 6.50% 4/15/32	524,000	524,635
Nabors Industries Ltd. 7.25% 1/15/26	355,000	352,802
Permian Resources Operating LLC
7.00% 1/15/32	683,000	708,554
8.00% 4/15/27	200,000	205,988
9.88% 7/15/31	1,075,000	1,197,872
Precision Drilling Corp.
6.88% 1/15/29	137,000	136,745
7.13% 1/15/26	1,131,000	1,132,168
LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Range Resources Corp. 8.25% 1/15/29	2,477,000	$2,576,583
SM Energy Co.
5.63% 6/1/25	125,000	124,407
6.50% 7/15/28	242,000	243,037
6.63% 1/15/27	851,000	850,243
6.75% 9/15/26	379,000	379,379
Southwestern Energy Co.
5.38% 2/1/29	82,000	79,641
5.38% 3/15/30	173,000	166,506
8.38% 9/15/28	1,400,000	1,451,884
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	474,000	440,592
4.50% 4/30/30	1,690,000	1,547,568
Transocean Titan Financing Ltd. 8.38% 2/1/28	213,000	221,671
Transocean, Inc.
8.75% 2/15/30	288,000	300,291
11.50% 1/30/27	821,000	855,662
Valaris Ltd. 8.38% 4/30/30	459,000	473,474
Vital Energy, Inc.
7.88% 4/15/32	532,000	540,442
9.75% 10/15/30	324,000	354,310
10.13% 1/15/28	949,000	995,884
		41,928,775
Oil & Gas Services–0.24%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 4/1/28	284,000	281,000
6.88% 4/1/27	714,000	716,167
Kodiak Gas Services LLC 7.25% 2/15/29	571,000	581,614
		1,578,781
Packaging & Containers–2.26%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% 8/15/26	364,000	329,316
5.25% 8/15/27	1,618,000	1,019,340
5.25% 8/15/27	1,121,000	706,230
Graham Packaging Co., Inc. 7.13% 8/15/28	268,000	242,994
LABL, Inc. 6.75% 7/15/26	2,508,000	2,477,727
Mauser Packaging Solutions Holding Co.
7.88% 8/15/26	3,740,000	3,810,129
9.25% 4/15/27	1,595,000	1,582,296
Owens-Brockway Glass Container, Inc.
6.38% 8/15/25	460,000	462,186
6.63% 5/13/27	949,000	949,536
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00% 10/15/27	1,828,000	$1,705,224
TriMas Corp. 4.13% 4/15/29	852,000	771,648
Trivium Packaging Finance BV
5.50% 8/15/26	488,000	481,157
8.50% 8/15/27	445,000	439,449
		14,977,232
Pharmaceuticals–3.62%
180 Medical, Inc. 3.88% 10/15/29	686,000	618,807
Bausch Health Americas, Inc.
8.50% 1/31/27	3,758,000	2,208,606
9.25% 4/1/26	3,137,000	2,948,780
Bausch Health Cos., Inc.
4.88% 6/1/28	2,640,000	1,440,658
5.00% 2/15/29	916,000	382,245
5.25% 1/30/30	1,505,000	620,882
5.25% 2/15/31	670,000	276,406
5.50% 11/1/25	3,267,000	3,083,754
5.75% 8/15/27	453,000	261,463
6.25% 2/15/29	1,266,000	541,086
9.00% 12/15/25	2,609,000	2,478,589
Elanco Animal Health, Inc. 6.65% 8/28/28	405,000	410,666
‡Endo Dac/Endo Finance LLC/Endo Finco, Inc.
5.88% 10/15/24	580,000	378,450
9.50% 7/31/27	743,000	48,295
‡Endo Luxembourg Finance Co. I SARL/Endo U.S., Inc. 6.13% 4/1/29	1,430,000	929,500
Grifols SA 4.75% 10/15/28	1,026,000	848,872
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75% 11/14/28	1,186,016	1,298,488
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13% 4/30/28	1,963,000	1,829,303
5.13% 4/30/31	1,151,000	1,023,363
Owens & Minor, Inc.
4.50% 3/31/29	1,267,000	1,160,172
6.63% 4/1/30	656,000	651,089
‡Par Pharmaceutical, Inc. 7.50% 4/1/27	818,000	536,243
		23,975,717
LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–5.15%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	242,000	$232,722
5.75% 3/1/27	435,000	429,553
5.75% 1/15/28	1,622,000	1,597,022
7.88% 5/15/26	1,077,000	1,099,522
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63% 12/15/25	855,000	859,706
Buckeye Partners LP
3.95% 12/1/26	185,000	176,865
4.13% 3/1/25	421,000	411,340
4.13% 12/1/27	190,000	178,746
4.50% 3/1/28	720,000	684,014
Cheniere Energy Partners LP
3.25% 1/31/32	523,000	445,509
4.00% 3/1/31	608,000	552,617
CNX Midstream Partners LP 4.75% 4/15/30	206,000	183,602
DT Midstream, Inc.
4.13% 6/15/29	968,000	889,913
4.38% 6/15/31	570,000	516,206
Energy Transfer LP
5.75% 4/1/25	1,380,000	1,379,563
7.38% 2/1/31	352,000	368,199
8.00% 4/1/29	1,343,000	1,393,957
EnLink Midstream LLC 6.50% 9/1/30	324,000	333,340
EnLink Midstream Partners LP
4.15% 6/1/25	261,000	255,310
4.85% 7/15/26	312,000	305,866
•9.70% (TSFR03M + 4.37%) 4/29/24	1,010,000	989,859
EQM Midstream Partners LP
4.13% 12/1/26	352,000	338,477
4.50% 1/15/29	881,000	826,063
4.75% 1/15/31	959,000	891,827
5.50% 7/15/28	158,000	155,832
6.00% 7/1/25	370,000	370,470
6.50% 7/1/27	465,000	469,112
7.50% 6/1/27	620,000	635,745
7.50% 6/1/30	496,000	530,197
Genesis Energy LP/Genesis Energy Finance Corp.
6.25% 5/15/26	319,000	316,988
7.75% 2/1/28	843,000	847,339
8.00% 1/15/27	162,000	163,884
8.25% 1/15/29	228,000	234,064
8.88% 4/15/30	518,000	542,218
Hess Midstream Operations LP
5.13% 6/15/28	185,000	179,018
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Hess Midstream Operations LP (continued)
5.63% 2/15/26	970,000	$962,247
Howard Midstream Energy Partners LLC 8.88% 7/15/28	745,000	786,133
Kinetik Holdings LP
5.88% 6/15/30	476,000	465,588
6.63% 12/15/28	159,000	161,823
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13% 2/15/29	603,000	617,582
8.38% 2/15/32	602,000	617,114
NuStar Logistics LP
5.63% 4/28/27	1,185,000	1,172,818
5.75% 10/1/25	419,000	416,906
6.00% 6/1/26	385,000	383,281
6.38% 10/1/30	429,000	431,774
Prairie Acquiror LP 9.00% 8/1/29	335,000	344,863
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	505,000	486,559
6.00% 3/1/27	575,000	566,040
6.00% 12/31/30	467,000	443,619
6.00% 9/1/31	783,000	730,735
7.38% 2/15/29	80,000	80,478
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	1,369,000	1,232,216
4.88% 2/1/31	1,072,000	1,026,211
6.50% 7/15/27	1,174,000	1,186,975
Venture Global LNG, Inc.
8.13% 6/1/28	1,097,000	1,119,144
9.50% 2/1/29	480,000	517,374
9.88% 2/1/32	480,000	517,317
		34,051,462
Real Estate–0.19%
Kennedy-Wilson, Inc. 5.00% 3/1/31	346,000	269,241
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30	1,427,000	970,381
		1,239,622
Real Estate Investment Trusts–2.53%
Iron Mountain, Inc.
4.50% 2/15/31	635,000	572,921
4.88% 9/15/29	12,000	11,258
5.00% 7/15/28	64,000	61,228
5.25% 3/15/28	1,649,000	1,595,453
LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,498,000	$1,398,759
4.75% 10/15/27	2,323,000	2,236,609
6.50% 4/1/32	807,000	809,724
7.25% 7/15/28	272,000	280,109
Starwood Property Trust, Inc. 7.25% 4/1/29	419,000	422,335
VICI Properties LP/VICI Note Co., Inc.
3.50% 2/15/25	47,000	45,969
3.75% 2/15/27	504,000	477,666
3.88% 2/15/29	790,000	727,091
4.13% 8/15/30	350,000	318,257
4.25% 12/1/26	3,144,000	3,022,853
4.50% 9/1/26	260,000	252,189
4.63% 6/15/25	852,000	838,934
4.63% 12/1/29	1,996,000	1,887,666
5.75% 2/1/27	1,794,000	1,791,735
		16,750,756
Retail–2.88%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/30	640,000	570,241
Asbury Automotive Group, Inc.
4.50% 3/1/28	447,000	425,582
4.63% 11/15/29	505,000	466,027
4.75% 3/1/30	388,000	357,335
Bath & Body Works, Inc.
6.75% 7/1/36	190,000	191,902
6.88% 11/1/35	155,000	158,497
Gap, Inc. 3.63% 10/1/29	730,000	639,457
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13% 4/1/26	2,190,000	2,144,600
Nordstrom, Inc. 4.38% 4/1/30	19,000	17,204
PetSmart, Inc./PetSmart Finance Corp.
4.75% 2/15/28	1,836,000	1,718,947
7.75% 2/15/29	616,000	599,702
‡Rite Aid Corp.
7.50% 7/1/25	1,377,000	915,705
8.00% 11/15/26	3,382,000	2,333,580
Sonic Automotive, Inc. 4.63% 11/15/29	868,000	778,419
SRS Distribution, Inc.
4.63% 7/1/28	1,031,000	1,038,538
6.00% 12/1/29	875,000	893,819
6.13% 7/1/29	490,000	499,678
Staples, Inc.
7.50% 4/15/26	3,268,000	3,189,475
10.75% 4/15/27	1,893,000	1,799,371
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	369,000	$341,158
		19,079,237
Semiconductors–1.10%
Amkor Technology, Inc. 6.63% 9/15/27	265,000	266,323
ams-OSRAM AG 12.25% 3/30/29	650,000	652,973
Entegris, Inc.
3.63% 5/1/29	576,000	517,328
4.38% 4/15/28	2,300,000	2,161,700
4.75% 4/15/29	965,000	924,813
5.95% 6/15/30	455,000	449,611
ON Semiconductor Corp. 3.88% 9/1/28	2,040,000	1,874,279
Synaptics, Inc. 4.00% 6/15/29	516,000	464,397
		7,311,424
Software–0.94%
ACI Worldwide, Inc. 5.75% 8/15/26	900,000	884,896
Athenahealth Group, Inc. 6.50% 2/15/30	630,000	576,210
Clarivate Science Holdings Corp.
3.88% 7/1/28	594,000	549,564
4.88% 7/1/29	714,000	660,544
RingCentral, Inc. 8.50% 8/15/30	902,000	937,840
SS&C Technologies, Inc. 5.50% 9/30/27	2,640,000	2,581,280
		6,190,334
Telecommunications–4.06%
Altice France Holding SA
6.00% 2/15/28	380,000	108,211
10.50% 5/15/27	2,174,000	813,459
Altice France SA
5.13% 7/15/29	1,570,000	1,061,373
5.50% 1/15/28	200,000	142,049
5.50% 10/15/29	971,000	659,050
8.13% 2/1/27	1,470,000	1,149,038
CommScope Technologies LLC
5.00% 3/15/27	155,000	59,867
6.00% 6/15/25	956,000	831,433
CommScope, Inc.
4.75% 9/1/29	1,412,000	1,016,640
6.00% 3/1/26	2,061,000	1,885,815
8.25% 3/1/27	3,274,000	1,533,261
Embarq Corp. 8.00% 6/1/36	1,500,000	815,282
LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Frontier Communications Holdings LLC
5.00% 5/1/28	2,465,000	$2,288,044
5.88% 10/15/27	97,000	93,909
5.88% 11/1/29	172,507	145,768
6.00% 1/15/30	356,000	301,542
8.75% 5/15/30	849,000	868,716
Hughes Satellite Systems Corp. 6.63% 8/1/26	854,000	503,009
Intelsat Jackson Holdings SA 6.50% 3/15/30	5,177,000	4,809,794
Level 3 Financing, Inc.
3.63% 1/15/29	552,000	246,948
4.63% 9/15/27	686,000	456,190
Lumen Technologies, Inc.
4.00% 2/15/27	2,650,000	1,642,205
4.50% 1/15/29	390,000	132,600
5.13% 12/15/26	3,269,000	2,222,920
5.38% 6/15/29	1,020,000	360,960
6.88% 1/15/28	450,000	236,267
Qwest Corp. 7.25% 9/15/25	210,000	204,750
Telecom Italia Capital SA 6.38% 11/15/33	878,000	830,644
U.S. Cellular Corp. 6.70% 12/15/33	1,467,000	1,437,879
		26,857,623
Toys Games Hobby–0.13%
Mattel, Inc. 5.88% 12/15/27	845,000	848,285
		848,285
Transportation–0.16%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00% 7/31/29	82,000	72,650
XPO, Inc.
6.25% 6/1/28	535,000	539,423
7.13% 2/1/32	428,000	440,477
		1,052,550
Total Corporate Bonds (Cost $635,031,000)		588,298,362
LOAN AGREEMENTS–4.36%
•ACProducts, Inc. 9.81% (SOFR CME03M + 4.25%) 5/17/28	1,249,663	1,136,418
•Adient U.S. LLC 8.58% (SOFR CME01M + 3.25%) 4/10/28	698,500	699,157
•Ahead DB Holdings LLC
9.16% (SOFR CME03M + 3.75%) 10/18/27	356,336	356,144
9.56% (SOFR CME03M + 4.25%) 1/24/31	745,000	746,982
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•American Airlines, Inc. 10.33% (SOFR CME03M + 4.75%) 4/20/28	1,124,386	$1,166,393
•Bausch & Lomb Corp. 8.68% (SOFR CME01M + 3.25%) 5/10/27	393,997	388,876
•Charter Communications Operating LLC 7.30% (SOFR CME03M + 2.00%) 12/7/30	1,496,250	1,480,824
•Claire's Stores, Inc. 11.93% (SOFR CME01M + 6.50%) 12/18/26	1,147,214	1,086,412
•Clear Channel Outdoor Holdings, Inc. 9.44% (SOFR CME01M + 4.00%) 8/23/28	542,183	541,408
•Conair Holdings LLC 9.19% (SOFRTE01M + 3.75%) 5/17/28	463,811	458,885
•CSC Holdings LLC
7.69% (LIBOR01M + 2.25%) 1/15/26	356,125	352,453
9.83% (SOFR CME01M + 4.50%) 1/18/28	238,989	229,503
•DexKo Global, Inc. 9.32% (SOFR CME03M + 3.75%) 10/4/28	1,329,125	1,313,893
•DirecTV Financing LLC 10.44% (SOFR CME01M + 5.00%) 8/2/27	730,376	730,682
=∞FGI Operating Co. LLC 0.00% 5/16/24	85,470	9,316
•First Student Bidco, Inc.
8.31% (SOFR CME03M + 3.00%) 7/21/28	283,725	283,135
8.31% (SOFR CME03M + 3.00%) 7/21/28	935,470	933,525
9.40% (SOFRTE03M + 4.00%) 7/21/28	932,423	932,190
•Greeneden U.S. Holdings II LLC 8.83% (SOFR CME01M + 4.00%) 12/1/27	973,105	975,363
•HUB International Ltd. 8.57% (SOFR CME03M + 3.25%) 6/20/30	295,000	295,053
•LABL, Inc. 10.43% (SOFR CME01M + 5.00%) 10/29/28	1,085,025	1,061,230
•Madison IAQ LLC 8.69% (SOFRTE01M + 3.25%) 6/21/28	952,077	950,097
•Medline Borrower LP 8.44% (SOFR CME01M + 3.00%) 10/23/28	580,729	581,092
Moran Foods LLC
=@•10.66% (SOFR CME03M + 2.00%) 6/30/26	1,771,420	1,486,752
=@•12.66% (SOFR CME03M + 2.00%) 6/30/26	658,035	393,702
LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
Moran Foods LLC (continued)
=•16.91% (SOFR CME03M + 11.50%) 6/30/26	807,022	$807,022
•Parexel International Corp. 8.58% (SOFR CME01M + 3.25%) 11/15/28	787,990	789,503
•Park River Holdings, Inc. 8.84% (SOFR CME03M + 3.25%) 12/28/27	455,123	450,949
•Petco Health and Wellness Co., Inc. 8.82% (SOFRTE03M + 3.25%) 3/3/28	1,323,307	1,221,743
•Serta Simmons Bedding LLC 12.92% (SOFR CME03M + 7.50%) 6/29/28	798,896	713,678
@•Shutterfly, Inc. 6.35% (SOFR CME03M + 1.00%) 10/1/27	663,144	520,568
•SPX Flow, Inc. 9.93% (SOFRTE01M + 4.50%) 4/5/29	675,345	677,668
•Star Parent, Inc. 9.31% (SOFR CME03M + 4.00%) 9/27/30	420,000	417,165
•Triton Water Holdings, Inc. 8.56% (SOFR CME03M + 3.25%) 3/31/28	971,223	960,180
•U.S. Renal Care, Inc. 10.44% (SOFR CME01M + 5.00%) 6/20/28	1,245,451	1,077,315
•UKG, Inc. 8.81% (SOFR CME03M + 3.50%) 2/10/31	365,000	366,734
Venator Materials LLC
@•7.33% (SOFR CME01M + 2.00%) 10/12/28	562,785	555,283
•13.33% (SOFR CME03M + 8.00%) 1/16/26	201,090	201,090
•White Cap Buyer LLC 9.08% (SOFR CME01M + 3.75%) 10/19/27	1,518,400	1,522,348
Total Loan Agreements (Cost $29,645,291)		28,870,731

	Number of Shares
COMMON STOCK–1.43%
Chesapeake Energy Corp.	12,465	1,107,266
=†Claire's Stores, Inc.	1,493	257,542
†Clear Channel Outdoor Holdings, Inc.	169,362	279,447
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
=†Envision Healthcare Corp.	16,065	$136,553
†Frontier Communications Parent, Inc.	35,367	866,491
=†Goodman Networks, Inc.	22,179	0
†Gulfport Energy Corp.	7,340	1,175,281
†iHeartMedia, Inc. Class A	32,090	67,068
=†Intelsat SA	75,556	2,077,790
=†Mallinckrodt PLC	16,262	723,659
=†Moran Foods LLC	6,559,495	65,595
=†MYT Holding LLC	502,370	125,593
†National CineMedia, Inc.	46,490	239,424
=†Neiman Marcus Group Ltd. LLC	483	52,526
=†NMG Parent LLC	5,708	620,745
†Serta Simmons Bedding, Inc.	43,090	333,947
=†Serta SSB Equipment Co.	43,090	0
†Venator Materials PLC	1,539	1,350,511
=†Windstream Holdings, Inc.	1,567	17,237
Total Common Stock (Cost $17,578,450)		9,496,675
PREFERRED STOCKS–0.48%
=†Claire's Stores, Inc. 0.00%	1,323	2,579,850
=†Goodman Networks, Inc. 0.00%	26,388	0
=†MYT Holding LLC 10.00% 6/6/29	1,067,993	603,416
Total Preferred Stocks (Cost $1,212,179)		3,183,266
WARRANT–0.03%
=†NMG Parent LLC exp 9/24/27 exercise price $1.00	13,698	181,499
Total Warrant (Cost $137)		181,499
MONEY MARKET FUND–3.58%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	23,673,326	23,673,326
Total Money Market Fund (Cost $23,673,326)		23,673,326

TOTAL INVESTMENTS–99.04% (Cost $708,741,963)	655,512,230

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.96%	6,333,027
NET ASSETS APPLICABLE TO 67,303,964 SHARES OUTSTANDING–100.00%	$661,845,257

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
ΩPerpetual maturity with no stated maturity date.
@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

∞Delayed settlement. Interest rate to be determined upon settlement date.
†Non-income producing.

Summary of Abbreviations:
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LNG–Liquefied Natural Gas
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
See accompanying notes.
LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$996,334	$812,037	$1,808,371
Corporate Bonds	—	588,298,362	—	588,298,362
Loan Agreements	—	26,173,939	2,696,792	28,870,731
Common Stock	5,085,488	333,947	4,077,240	9,496,675
Preferred Stocks	—	—	3,183,266	3,183,266
Warrant	—	—	181,499	181,499
Money Market Fund	23,673,326	—	—	23,673,326
Total Investments	$28,758,814	$615,802,582	$10,950,834	$655,512,230
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended March 31, 2024.
Asset Type	Fair Value at March 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$4,077,240	Indicative Market Quote	Broker Quote	$0.25 - $172.50 ($51.94)
		Terms of Restructuring	Expected Recovery	$0.00 - $0.01 ($0.01)
Convertible Bonds	$812,037	Terms of Restructuring	Conversion Price	$14.00 (N/A)
Loan Agreements	$2,696,792	Terms of Restructuring	Expected Recovery	10.9%-100% (99.0%)
		Market Yield Analysis	Implied Yield	20.7% - 38.7% (24.4%)
Preferred Stocks	$3,183,266	Indicative Market Quote	Broker Quote	$0.57 - $1,950.00 ($1,580.47)
		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)
Warrants	$181,499	Indicative Market Quote	Broker Quote	$13.25 ($13.25)
Total	$10,950,834
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 03/31/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 03/31/24
Common Stock	$4,345,798	$—	$—	$(69,993)	$—	$—	$—	$69,845	$(268,410)	$4,077,240	$(218,602)
Convertible Bond	675,514	—	—	(21)	—	—	—	(925)	137,469	812,037	137,469
Loan Agreements	2,661,329	—	63,283	(1,489)	—	—	48	—	(26,379)	2,696,792	(26,379)
Preferred Stocks	3,084,926	—	—	—	—	—	—	—	98,340	3,183,266	98,340
Rights	241,795	—	—	(284,214)	—	—	—	284,214	(241,795)	—	—
Warrant	188,347	—	—	—	—	—	—	—	(6,848)	181,499	(6,848)
Total	$11,197,709	$—	$63,283	$(355,717)	$—	$—	$48	$353,134	$(307,623)	$10,950,834	$(16,020)
LVIP JPMorgan High Yield Fund–16